John Hancock Trust
Supplement dated July 24, 2009
to the Prospectus dated May 1, 2009
Active Bond Trust
The following disclosure relating to the Active Bond Trust is replaced with the disclosure noted below:
Disclosure to be Replaced
The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that the subadvisers manage the following portions of the fund:
65%* Declaration
35%* MFC Global (U.S.)

*	Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the fund managed by each subadviser will vary during each calendar quarter.
This allocation methodology may change in the future.
New Disclosure
The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:
65%* Declaration
35%* MFC Global (U.S.)

*	Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.
This allocation methodology may change in the future.
Science & Technology Trust
The following disclosure relating to the Science & Technology Trust is replaced with the disclosure noted below:
Disclosure to be Replaced
The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that the subadvisers manage the following portions of the fund:
50%* T. Rowe Price

50%* RCM

*	Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the fund managed by each subadviser will vary during each calendar quarter.
This allocation methodology may change in the future.
New Disclosure
The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:
50%* T. Rowe Price
50%* RCM

*	Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.
This allocation methodology may change in the future.
Small Cap Opportunities Trust
The following disclosure relating to the Small Cap Opportunities Trust is added under “Investment Strategies.”
Both Invesco AIM Capital Management, Inc. (“AIM”) and Munder Capital Management (“Munder”) are subadvisers to the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:
50%* AIM
50%* Munder

*	Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

2